UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $151,986 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     7366    40925 SH       SOLE                    40925
APPLE INC                      COM              037833100    21345    66175 SH       SOLE                    66175
CENTERPOINT ENERGY INC         COM              15189T107      890    56651 SH       SOLE                    56651
COSTCO WHSL CORP NEW           COM              22160K105     6544    90629 SH       SOLE                    90629
DARDEN RESTAURANTS INC         COM              237194105     6269   134990 SH       SOLE                   134990
DELL INC                       COM              24702R101     2486   183472 SH       SOLE                   183472
DISH NETWORK CORP              CL A             25470M109     5799   294994 SH       SOLE                   294994
DOLLAR GEN CORP NEW            COM              256677105     6427   209572 SH       SOLE                   209572
EXPEDIA INC DEL                COM              30212P105     2761   110045 SH       SOLE                   110045
FEDEX CORP                     COM              31428X106     4689    50410 SH       SOLE                    50410
FORD MTR CO DEL                COM PAR $0.01    345370860     6416   382125 SH       SOLE                   382125
GENERAL ELECTRIC CO            COM              369604103     5300   289767 SH       SOLE                   289767
HEWLETT PACKARD CO             COM              428236103     3112    73913 SH       SOLE                    73913
KOHLS CORP                     COM              500255104     6502   119663 SH       SOLE                   119663
MARRIOTT INTL INC NEW          CL A             571903202     5849   140786 SH       SOLE                   140786
MICROSOFT CORP                 COM              594918104     3801   136210 SH       SOLE                   136210
NETFLIX INC                    COM              64110L106     6261    35634 SH       SOLE                    35634
NIKE INC                       CL B             654106103     4729    55365 SH       SOLE                    55365
NISOURCE INC                   COM              65473P105     1334    75722 SH       SOLE                    75722
NORDSTROM INC                  COM              655664100     6406   151156 SH       SOLE                   151156
STAPLES INC                    COM              855030102     6555   287864 SH       SOLE                   287864
STARBUCKS CORP                 COM              855244109     4386   136493 SH       SOLE                   136493
TD AMERITRADE HLDG CORP        COM              87236Y108     3769   198480 SH       SOLE                   198480
V F CORP                       COM              918204108     5593    64891 SH       SOLE                    64891
WHIRLPOOL CORP                 COM              963320106     4531    51000 SH       SOLE                    51000
WHOLE FOODS MKT INC            COM              966837106     6703   132489 SH       SOLE                   132489
YUM BRANDS INC                 COM              988498101     6163   125647 SH       SOLE                   125647